Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of the provision for income taxes [Table Text Block]
The components of the Provision for income taxes for the years ended December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Current tax provision	$2,449	$524
Deferred tax provision (benefit)	(786)	595
	$1,663	$1,119

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The total provision for income taxes differs from the amounts computed at the statutory federal income tax rate of 34% primarily due to the following for the years ended December 31:

	2012	2011
	(Dollars in thousands)
Computed “expected” tax expense	$2,892	$2,155
Tax exempt interest	(510)	(424)
Increase in cash surrender value of life insurance	(135)	(36)
Tax credits	(597)	(557)
Other	13	(19)
	$1,663	$1,119

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011
	(Dollars in thousands)
Components of the deferred tax asset
Bad debts	$1,405	$1,239
Nonaccrual loan interest	353	307
Deferred compensation	384	417
Net pension liability	923	1,931
Core deposit intangible	31	11
Other	329	110
Total deferred tax asset	3,425	4,015

Components of the deferred tax liability
Depreciation	(482)	(521)
Mortgage servicing rights	(368)	(278)
Limited partnership investments	(134)	(211)
Unrealized gain on investment securities available-for-sale	(262)	(460)
Goodwill	(80)	(29)
Total deferred tax liability	(1,326)	(1,499)
Net deferred tax asset	$2,099	$2,516